Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 2,259.4	$ 326.8
Financial assets at FVTOCI, investments in equity and debt instruments	126,963.4	131,520.9
Financial assets at FVTOCI	129,918.7	134,776.8
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	4,514.9	4,208.9	$ 3,910.7	$ 5,841.4
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL		326.8
Financial assets at FVTOCI	129,918.7	134,776.8
Hedging derivative financial assets		25.9
Measured at fair value on a recurring basis [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	2,955.3	3,255.9
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	13,329.2	12,678.1
Hedging derivative financial assets		22.4
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL		203.0
Financial assets at FVTOCI	112,074.6	118,013.6
Hedging derivative financial assets		3.5
Measured at fair value on a recurring basis [member] | Level 2 [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	2,955.3	3,255.9
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL		123.8
Financial assets at FVTOCI	4,514.9	4,085.1
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	2,259.4	162.1
Financial liabilities at FVTPL, Held for trading	94.1	982.3
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		3.5
Hedging derivative financial liabilities		1.8
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	2,259.4	162.1
Financial liabilities at FVTPL, Held for trading	94.1	982.3
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		3.5
Hedging derivative financial liabilities		1.8
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL		123.8
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL		123.8
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	56,593.6	51,790.0
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	56,593.6	51,790.0
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	43,977.1	51,966.5
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	43,977.1	51,966.5
Measured at fair value on a recurring basis [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	8,368.3	10,815.9
Measured at fair value on a recurring basis [member] | Asset-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	8,368.3	10,815.9
Measured at fair value on a recurring basis [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	13,459.5	12,824.2
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	13,279.2	12,678.1
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, investments in equity and debt instruments	180.3	146.1
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	50.0
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	50.0
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	0.1	22.4
Hedging derivative financial liabilities	1.2
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	0.1	22.4
Hedging derivative financial liabilities	1.2
Measured at fair value on a recurring basis [member] | Agency mortgage backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL		40.9
Measured at fair value on a recurring basis [member] | Agency mortgage backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL		40.9
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	4,514.9	4,124.3
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments		39.2
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	$ 4,514.9	$ 4,085.1